Accrued Expenses and Other Long-Term Liabilities	12 Months Ended
Jan. 02, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Long-Term Liabilities
12.	ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses and other long-term liabilities consisted of the following (in thousands):

	January 2, 2016	December 27, 2014
Accrued expenses and other current liabilities:
Salary, wages and bonus expenses	$174,333	$129,887
Operating expenses	62,147	46,845
Workers’ compensation, general and fleet liability	56,077	45,264
Group medical liability	22,220	20,183
Customer rebates and other selling expenses	73,543	65,052
Restructuring	33,500	9,792
Property and sales tax	24,299	19,224
Interest payable	2,780	69,465
Deferred tax liabilities	—	10,079
Other	21,106	19,847

Total accrued expenses and other current liabilities	$470,005	$435,638

Other long-term liabilities:
Workers’ compensation, general and fleet liability	$116,166	$115,640
Accrued pension and other postretirement benefit obligations	126,448	227,106
Restructuring	85,344	47,089
Unfunded lease obligation	29,180	31,422
Other	29,837	28,962

Total Other long-term liabilities	$386,975	$450,219

Self-Insured Liabilities—The Company is self-insured for general liability, fleet liability and workers’ compensation claims. Claims in excess of certain levels are insured. The self-insurance liabilities, included in the table above under “Workers’ compensation, general liability and fleet liability,” are recorded at present value. This table summarizes self-insurance liability activity for the last three fiscal years (in thousands):

	2015	2014	2013
Balance at beginning of the year	$160,904	$153,568	$159,469
Charged to costs and expenses	77,242	65,025	56,526
Payments	(65,903)	(57,689)	(62,427)

Balance at end of the year	$172,243	$160,904	$153,568

Discount rate	0.82%	0.60%	0.56%

Estimated future payments for self-insured liabilities are as follows (in thousands):

2016	$57,078
2017	30,927
2018	21,519
2019	14,559
2020	10,076
Thereafter	42,444

Total self-insured liability payments	176,603
Less amount representing interest	(4,360)

Present value of self-insured liability payments	$172,243